Financial Instruments (Notional Principal Amounts) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Forward Exchange Contracts [Member]
Notional amount of cash flow hedge instruments	¥ 5,666	¥ 6,927
Notional amount of other derivatives not designated as hedging instruments	36,761	8
Interest Rate Swap [Member]
Notional amount of cash flow hedge instruments	135,280	153,130
Notional amount of other derivatives not designated as hedging instruments	89,332	80,000
Currency Swap [Member]
Notional amount of cash flow hedge instruments	142,280	142,666
Notional amount of other derivatives not designated as hedging instruments		293
Currency Option Agreements [Member]
Notional amount of other derivatives not designated as hedging instruments	¥ 12,760	¥ 19,889